RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Text Block]
11.	RELATED PARTY TRANSACTIONS

DOSA Consulting, LLC (“DOSA”) – DOSA is a consulting firm owned by the Company’s CEO. DOSA provides the Company with use of its employees and office space. The total fees paid to DOSA for these services were $36,762 for the year ended December 31, 2012. Services provided by NMC are also at times coordinated for the Company by DOSA. No management fees are billed to the Company for these services. The total fees billed to the Company by DOSA for NMC’s services were $361,904 for the year ended December 31, 2012. At December 31, 2012, the Company owed DOSA $36,151 for services provided by NMC. The CEO’s salary and reimbursable expenses are also paid to DOSA.

The Company had a lease agreement for mining claims with DDB Syndicate. The Company’s CEO is the indirect owner of a 1/8 interest in the DDB Syndicate. The mining lease agreement provided the Company with an option to purchase the DDB Claims and on November 20, 2012, the Company exercised that option. The net option payment paid to DOSA was $22,469.

NMC - Pursuant to option assignment agreements related to both the Columbus and Red Mountain projects, the Company granted a 5% net smelter return royalty to NMC. NMC is the Company’s largest shareholder, owning approximately 29% of the Company’s outstanding common stock. The Columbus Project and the Red Mountain Project are further discussed in Note 3.

The Company utilizes the services of NMC to provide technical assistance and financing related activities. These services related primarily to the Columbus Project and the Red Mountain Project. In addition to the above services, NMC provided dedicated use of its laboratory, instrumentation, milling equipment and research facilities. NMC provided invoices for these fees plus expenses.

For the year ended December 31, 2012, the Company incurred total fees and reimbursement of expenses to NMC of $420,000 and $62,362, respectively. Additionally, the Company paid NMC $50,000 for equipment purchases. Of this amount, $361,904 was invoiced by DOSA on behalf of NMC. At December 31, 2012, the Company owed DOSA $36,151 for services provided by NMC.

For the year ended December 31, 2011, the Company incurred total fees and reimbursements of expenses to NMC of $420,000 and $101,478, respectively. Additionally, the Company paid NMC $195,000 as a deposit on equipment purchases. At December 31, 2011, the Company had an outstanding balance due to NMC $42,181.

McNeil Consulting Group, LLC (“MCG”) – MCG is a consulting firm owned by an affiliate of NMC. MGC provides the Company with management advisory services. The Company incurred total fees to MCG of $37,500 and expense reimbursement of $91 during the year ended December 31, 2012. At December 31, 2012, the Company owed MCG $12,500.

Director - For the year ended December 31, 2011, the Company incurred consulting fees of $2,000 for services performed by one of its independent directors, Mark Brennan. These fees were in addition to director fees.

Former Officers - Due to related parties includes amounts due to former officers of the Company. At December 31, 2012 and 2011, the remaining amount of due to related parties was $23,290, respectively.